Summary of Significant Accounting Policies - Detail Information of Subsidiaries (Parenthetical) (Detail)	Dec. 31, 2020	Sep. 30, 2020	Jul. 31, 2020	Jul. 01, 2020	Apr. 30, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019
Spring House Entertainment Tech. Inc. ("SHE") [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests	56.00%					56.00%
Percentage of Ownership						19.72%
International Integrated Systems, Inc. ("IISI") [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests	51.00%	51.20%	51.54%			0.00%
Percentage of additional ownership interest obtained				20.38%
Chunghwa Telecom Co., Ltd. and Chunghwa Investment Co., Ltd. [Member] | Senao International Co., Ltd. (SENAO) [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests	28.18%					28.18%
Chunghwa Telecom Co., Ltd. and Chunghwa Investment Co., Ltd. [Member] | CHIEF Telecom Inc. ("CHIEF") [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests	59.08%					59.75%
Youth Co., Ltd. ("Youth") [Member] | Senao International Co., Ltd. (SENAO) [Member] | Bottom of Range [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests					92.89%
Youth Co., Ltd. ("Youth") [Member] | Senao International Co., Ltd. (SENAO) [Member] | Top of Range [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests					95.79%
Aval Technologies Co., Ltd. ("Aval") [Member] | Wiin Technology Co., Ltd. ("Wiin") [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests									100.00%
SENYOUNG Insurance Agent Co., Ltd. ("SENYOUNG") [Member] | Senaolife Insurance Agent Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests	100.00%					100.00%	100.00%
Light Era Development Co., Ltd. ("LED") [Member] | Taoyuan Asia Silicon Valley Innovation Co., Ltd [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests	0.00%					0.00%
Chunghwa Investment Co., Ltd. ("CHI") [Member] | Chunghwa Precision Test Tech. Co., Ltd. ("CHPT") [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests	34.25%					34.25%
Chunghwa Investment Co., Ltd. ("CHI") [Member] | Chunghwa Precision Test Tech. Co., Ltd. ("CHPT") [Member] | Bottom of Range [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests	50.00%
Chunghwa Precision Test Tech. International Ltd. ("CHPT (International)") [Member] | Su Zhou Precision Test Tech. Ltd. ("SZPT") [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests	100.00%					100.00%		100.00%